BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (TABLES)	12 Months Ended
Jan. 03, 2014
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Billings in excess of costs and accrued earnings on contracts	$193.1	$211.7
Project-related legal liabilities and other project-related reserves	28.0	55.2
Advance payments negotiated as a contract condition	6.4	9.8
Normal profit liabilities	0.8	4.8
Estimated losses on uncompleted contracts	4.8	7.6
Total	$233.1	$289.1